UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2003

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Symphony Asset Management LLC
Address:          555 California Street
                  Suite 2975
                  San Francisco, California 94104

Form 13F File Number:  28-5958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil L. Rudolph
Title:            Chief Operating Officer
Phone:            (415) 676-4000

Signature, Place, and Date of Signing:

     /s/ Neil L. Rudolph          San Francisco, California        11/10/03
     ---------------------       --------------------------       ----------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 0
                                                     --------------------

Form 13F Information Table Entry Total:                          117
                                                     --------------------

Form 13F Information Table Value Total:                    1,170,198
                                                     --------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                         Symphony Asset Management, LLC
                                    FORM 13F
                               September 30, 2003



                                                           VALUE     SHARES/  SH/  PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT  PRN  CALL   DSCRETN  MANAGERS     SOLE    SHARED  NONE
--------------------------- ---------------  --------- -----------  --------  ---  ----   -------  --------   --------  ------  ----
Akamai Tech                 NOTE 5.500% 7/0  00971TAC5      17780   22650000  PRN         Sole                22650000
Alcoa Inc                   COM              013817101       2427      92800   SH         Sole                   92800
Apache Corp                 COM              037411105       2392      34500   SH         Sole                   34500
Apria Healthcare Group      COM              037933108        314      11500   SH         Sole                   11500
Associated Banc Corp        COM              045487105        299       7900   SH         Sole                    7900
ATI Technologies            COM              001941103        169      11400   SH         Sole                   11400
Bank of America Corp        COM              060505104       8724     111800   SH         Sole                  111800
Bard C R Inc                COM              067383109        326       4600   SH         Sole                    4600
Barr Labs Inc               COM              068306109       2264      33200   SH         Sole                   33200
BEA Systems Inc             NOTE 4.000%12/1  073325AD4      21610   22140000  PRN         Sole                22140000
Becton Dickinson            COM              075887109       4439     122900   SH         Sole                  122900
Berkley (WR) Corp           COM              084423102        298       8700   SH         Sole                    8700
Boeing Co                   COM              097023105       2039      59400   SH         Sole                   59400
Caremark RX Inc             COM              141705103       2058      91100   SH         Sole                   91100
Celestica Inc               NOTE 8/0         15101QAA6      27118   51800000  PRN         Sole                51800000
Charter One Finl Inc        COM              160903100       2197      71800   SH         Sole                   71800
ChevronTexaxo Corp          COM              166764100       2329      32600   SH         Sole                   32600
Chubb Corp                  COM              171232101       4619      71200   SH         Sole                   71200
Ciena Corp                  NOTE 3.750% 2/0  171779AA9      39288   46450000  PRN         Sole                46450000
Cincinnati Finl Corp        COM              172062101       2296      57400   SH         Sole                   57400
Citigroup Inc               COM              172967101      28458     625329   SH         Sole                  625329
Clear Channel Communic      COM              184502102       3898     101800   SH         Sole                  101800
CommScope, Inc.             NOTE 4.000%12/1  203372AB3       2059    2200000  PRN         Sole                 2200000
Compass Bancshares          COM              20449H109        305       8800   SH         Sole                    8800
ConocoPhillips              COM              20825C104       2419      44200   SH         Sole                   44200
Constellation Brands I      CL A             21036P108        207       6800   SH         Sole                    6800
Constellation Energy Gro    COM              210371100       3130      87500   SH         Sole                   87500
Crane Co.                   COM              224399105        341      14600   SH         Sole                   14600
CVS Corp                    COM              126650100       2372      76400   SH         Sole                   76400
Dial Corp New               COM              25247D101        232      10800   SH         Sole                   10800
Diamonds Trust Series       UNIT SER 1       252787106      46760     502100   SH         Sole                  502100
Disney Walt Co.             NOTE 2.125% 4/1  254687AU0      30825   30000000  PRN         Sole                30000000
Dollar Gen Corp             COM              256669102       1980      99000   SH         Sole                   99000
Dover Corp                  COM              260003108       2762      78100   SH         Sole                   78100
Engelhard Corp              COM              292845104        312      11300   SH         Sole                   11300
Everest Re Group Ltd        COM              G3223R108       2532      33700   SH         Sole                   33700
Extreme Networks            NOTE 3.500%12/0  30226DAB2      19493   21450000  PRN         Sole                21450000
FMC Technologies            COM              30249U101        381      17800   SH         Sole                   17800
Foot Locker Inc             COM              344849104        174      10800   SH         Sole                   10800
Forest Labs Inc             COM              345838106       2485      48300   SH         Sole                   48300
Fortune Brands Inc          COM              349631101       2479      43700   SH         Sole                   43700
General Mills               DBCV 10/2        370334AU8        495     700000  PRN         Sole                  700000
Genzyme                     SDCV 3.000% 5/1  372917AK0      24534   24300000  PRN         Sole                24300000
Global Payments Inc         COM              37940X102        226       6300   SH         Sole                    6300
Graco Inc                   COM              384109104        360       9600   SH         Sole                    9600
Guidant Corp                COM              401698105       4202      89700   SH         Sole                   89700
Halliburton Co              COM              406216101       3181     131200   SH         Sole                  131200
Hartford Financial Ser      COM              416515104       6952     132100   SH         Sole                  132100
Hershey Foods Corp          COM              427866108       4171      57400   SH         Sole                   57400
Home Depot Inc              COM              437076102       4752     149200   SH         Sole                  149200
Hon Industries Inc          COM              438092108        380      10300   SH         Sole                   10300
Intel Corp                  COM              458140100       1001      36400   SH         Sole                   36400
International Rectifier
 Corp.                      NOTE 4.250% 7/1  460254AE5      21936   22750000  PRN         Sole                22750000
I-Shares TR                 RUSL 2000 GROW   464287648        673      12800   SH         Sole                   12800
I-Shares TR                 S&P500/BAR GRW   464287309      46298     909600   SH         Sole                  909600
I-Shares TR                 S&P500/BAR VAL   464287408      46236     950200   SH         Sole                  950200
I-Shares TR                 S&P 500 INDEX    464287200      46313     463600   SH         Sole                  463600
Juniper Networks Inc.       NOTE 4.750% 3/1  48203RAA2      42205   43362000  PRN         Sole                43362000
Kerr-McGee Corp             COM              492386107       2330      52200   SH         Sole                   52200
Kimberly Clark Corp         COM              494368103       4326      84300   SH         Sole                   84300
Legg Mason Inc              COM              524901105       2144      29700   SH         Sole                   29700
Limited Brands Inc          COM              532716107       1960     130000   SH         Sole                  130000
Lincoln Nat'l Corp          COM              534187109       2087      59000   SH         Sole                   59000
Lockheed Martin Corp        COM              539830109       4245      92000   SH         Sole                   92000
Lowes                       NOTE 2/1         548661CF2       6484    7500000  PRN         Sole                 7500000
Lowes Companies Inc         COM              548661107       1359      26200   SH         Sole                   26200
LTX Corp                    NOTE 4.250% 8/1  502392AE3      22540   26100000  PRN         Sole                26100000
Marathon Oil Corp           COM              565849106       2736      96000   SH         Sole                   96000
Masco Corp                  COM              574599106       2470     100900   SH         Sole                  100900
May Department Stores       COM              577778103       2182      88600   SH         Sole                   88600
MBNA Corporation            COM              55262L100       5389     236400   SH         Sole                  236400
Mcdonalds Corp              COM              580135101       2624     111500   SH         Sole                  111500
Medtronic Inc               DBCV 1.250% 9/1  585055AB2       6992    6800000  PRN         Sole                 6800000
Meredith Corp               COM              589433101        230       5000   SH         Sole                    5000
Merrill Lynch & Co          COM              590188108       4137      77300   SH         Sole                   77300
METLIFE INC                 COM              59156R108       2297      81900   SH         Sole                   81900
Midcap SPDR Tr              UNIT SER 1       595635103      47188     505500   SH         Sole                  505500
Mohawk Inds Inc             COM              608190104        228       3200   SH         Sole                    3200
Moody's Corp                COM              615369105       2830      51500   SH         Sole                   51500
Murphy Oil Corp             COM              626717102        246       4200   SH         Sole                    4200
Nasdaq-100 Shares           UNIT SER 1       631100104      41128    1268600   SH         Sole                 1268600
Natl Commerce Financial
 Corp                       COM              63545P104       2318      93200   SH         Sole                   93200
Nike Inc                    CL B             654106103       4500      74000   SH         Sole                   74000
Old Rep Intl Corp           COM              680223104        311       9400   SH         Sole                    9400
Penny (JC) Co               NOTE 5.000%10/1  708160BV7      40928   40100000  PRN         Sole                40100000
Pier 1 Imports Inc          COM              720279108        290      15100   SH         Sole                   15100
Pitney Bowes Inc            COM              724479100       2349      61300   SH         Sole                   61300
PNC Finl Svcs Group Inc.    COM              693475105       4620      97100   SH         Sole                   97100
Precision Castparts Co      COM              740189105        235       6700   SH         Sole                    6700
Procter & Gamble Co         COM              742718109       9606     103500   SH         Sole                  103500
Providian Financial Co      COM              74406A102        990      84000   SH         Sole                   84000
Prudential Financial        COM              744320102       3403      91100   SH         Sole                   91100
Redback Networks            NOTE 5.000% 4/0  757209AB7       2913    7469000  PRN         Sole                 7469000
Royal Dutch Pete Co         NY REG EUR .56   780257804       6572     148700   SH         Sole                  148700
Semiconductor Holders Tr    DEP RCPT         816636203      38438    1117400   SH         Sole                 1117400
Sherwin Williams Co         COM              824348106        291       9900   SH         Sole                    9900
Silicon Graphics Inc        NOTE 5.250% 9/0  827056AC6      17702   23140000  PRN         Sole                23140000
Skyworks Solutions          NOTE 4.750%11/1  83088MAB8      36926   29365000  PRN         Sole                29365000
Smucker JM Co.              COM NEW          832696405        236       5600   SH         Sole                    5600
Sonic Automotive            NOTE 5.250% 5/0  83545GAE2       2835    3000000  PRN         Sole                 3000000
SPDR Tr                     UNIT SER 1       78462F103      46706     467300   SH         Sole                  467300
Teradyne Inc                SDCV 3.750%10/1  880770AD4      50461   48700000  PRN         Sole                48700000
TJX Cos Inc New             NOTE 2/1         872540AL3       7812   10000000  PRN         Sole                10000000
Tower Automotive            NOTE 5.000% 8/0  891707AE1      43971   44416000  PRN         Sole                44416000
Tribune Co New              COM              896047107       6256     136300   SH         Sole                  136300
TriQuint Semiconducter-Reg  NOTE 4.000% 3/0  89674KAB9      22524   25900000  PRN         Sole                25900000
Tyco Intl Ltd New           NOTE 11/1        902124AC0      27672   35938000  PRN         Sole                35938000
Union Planters Corp         COM              908068109       2689      85000   SH         Sole                   85000
United Technologies Co      COM              913017109       8176     105800   SH         Sole                  105800
Unumprovident Corp          COM              91529Y106       2087     141300   SH         Sole                  141300
Veeco Instruments Reg       NOTE 4.125%12/2  922417AB6      21538   23500000  PRN         Sole                23500000
Vulcan Materials Co         COM              929160109        231       5800   SH         Sole                    5800
Wachovia Corp 2nd New       COM              929903102       6948     168700   SH         Sole                  168700
Wells Fargo & Co New        COM              949746101      13250     257300   SH         Sole                  257300
Wind River Systems          NOTE 3.750%12/1  973149AE7      10542   12095000  PRN         Sole                12095000
Wyeth                       COM              983024100       2466      53500   SH         Sole                   53500
Zion Bancorporation         COM              989701107       2749      49100   SH         Sole                   49100
